Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
Net profit	¥ 112,719	¥ 51,930	¥ 60,157
Items that will not be reclassified to profit or loss
Equity instruments designated as measured at fair value through other comprehensive income	(20,297)	(3,035)
Remeasurements of defined benefit plans	2,160	(40,348)	3,368
Share of other comprehensive income of entities accounted for using the equity method	(84)	(371)	10
Total items that will not be reclassified to profit or loss	(18,221)	(43,754)	3,378
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(14,776)	(735)	(6,434)
Cash flow hedges	22	(61)	(92)
Available-for-sale financial assets			8,462
Share of other comprehensive income of entities accounted for using the equity method	(175)	26	1,520
Total items that may be reclassified subsequently to profit or loss	(14,929)	(770)	3,456
Total other comprehensive income, net of tax	(33,150)	(44,524)	6,834
Total	79,569	7,406	66,991
Total comprehensive income attributable to:
Owners of the parent	69,622	(4,955)	51,599
Non-controlling interests	9,947	12,361	15,392
Total	¥ 79,569	¥ 7,406	¥ 66,991